One Group® Mutual Funds

Supplement dated February 7, 2005 to

One Group Mutual Funds Equity Fund Prospectus – Class A, B, and C

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Legal Proceedings and Additional Fee and Expense Information—Annual and Cumulative Expense Examples.”

Annual and Cumulative Expense Examples: The following table replaces the table on Page 175 of the Prospectus:

Reduced Rate Funds

			NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS		AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
One Group Large Cap Value Fund	A B C		1.15% 1.80% 1.80%	1.05% 1.55% 1.55%	1.05% 1.55% 1.55%
One Group Equity Income Fund	A B C		1.21% 1.86% 1.86%	1.11% 1.61% 1.61%	1.11% 1.61% 1.61%
One Group Diversified Equity Fund	A B C		1.14% 1.79% 1.79%	1.04% 1.54% 1.54%	1.04% 1.54% 1.54%
One Group Equity Index Fund	A B C	* *	0.60% 1.35% 1.35%	0.51% 1.35% 1.35%	0.51% 1.43% 1.43%

*	Non-Reduced Rate Classes

The following four tables replace the Reduced Rate Funds tables on pages 176 through 177 of the Prospectus:

Reduced Rate Funds

ONE GROUP LARGE CAP VALUE FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$629	5.00%	3.92%	3.92%	$165	5.00%	3.37%	3.37%	$165	5.00%	3.37%	3.37%
October 31, 2006	$105	10.25%	8.02%	3.95%	$163	10.25%	6.94%	3.45%	$163	10.25%	6.94%	3.45%
October 31, 2007	$110	15.76%	12.29%	3.95%	$169	15.76%	10.63%	3.45%	$169	15.76%	10.63%	3.45%
October 31, 2008	$114	21.55%	16.73%	3.95%	$174	21.55%	14.45%	3.45%	$174	21.55%	14.45%	3.45%
October 31, 2009	$118	27.63%	21.34%	3.95%	$180	27.63%	18.39%	3.45%	$180	27.63%	18.39%	3.45%
October 31, 2010	$123	34.01%	26.13%	3.95%	$187	34.01%	22.48%	3.45%	$187	34.01%	22.48%	3.45%
October 31, 2011	$128	40.71%	31.11%	3.95%	$193	40.71%	26.71%	3.45%	$193	40.71%	26.71%	3.45%
October 31, 2012	$133	47.75%	36.29%	3.95%	$200	47.75%	31.08%	3.45%	$200	47.75%	31.08%	3.45%
October 31, 2013	$138	55.13%	41.68%	3.95%	$140	55.13%	36.25%	3.95%	$207	55.13%	35.60%	3.45%
October 31, 2014	$144	62.89%	47.27%	3.95%	$146	62.89%	41.64%	3.95%	$214	62.89%	40.28%	3.45%

ONE GROUP EQUITY INCOME FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- ATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$635	5.00%	3.86%	3.86%	$171	5.00%	3.31%	3.31%	$171	5.00%	3.31%	3.31%
October 31, 2006	$111	10.25%	7.90%	3.89%	$169	10.25%	6.82%	3.39%	$169	10.25%	6.82%	3.39%
October 31, 2007	$116	15.76%	12.10%	3.89%	$175	15.76%	10.44%	3.39%	$175	15.76%	10.44%	3.39%
October 31, 2008	$120	21.55%	16.46%	3.89%	$181	21.55%	14.18%	3.39%	$181	21.55%	14.18%	3.39%
October 31, 2009	$125	27.63%	20.99%	3.89%	$187	27.63%	18.05%	3.39%	$187	27.63%	18.05%	3.39%
October 31, 2010	$130	34.01%	25.69%	3.89%	$193	34.01%	22.05%	3.39%	$193	34.01%	22.05%	3.39%
October 31, 2011	$135	40.71%	30.58%	3.89%	$200	40.71%	26.19%	3.39%	$200	40.71%	26.19%	3.39%
October 31, 2012	$140	47.75%	35.66%	3.89%	$207	47.75%	30.47%	3.39%	$207	47.75%	30.47%	3.39%
October 31, 2013	$145	55.13%	40.94%	3.89%	$148	55.13%	35.54%	3.89%	$214	55.13%	34.89%	3.39%
October 31, 2014	$151	62.89%	46.42%	3.89%	$153	62.89%	40.82%	3.89%	$221	62.89%	39.47%	3.39%

ONE GROUP DIVERSIFIED EQUITY FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$628	5.00%	3.93%	3.93%	$164	5.00%	3.38%	3.38%	$164	5.00%	3.38%	3.38%
October 31, 2006	$104	10.25%	8.05%	3.96%	$162	10.25%	6.96%	3.46%	$162	10.25%	6.96%	3.46%
October 31, 2007	$109	15.76%	12.32%	3.96%	$168	15.76%	10.66%	3.46%	$168	15.76%	10.66%	3.46%
October 31, 2008	$113	21.55%	16.77%	3.96%	$173	21.55%	14.49%	3.46%	$173	21.55%	14.49%	3.46%
October 31, 2009	$117	27.63%	21.40%	3.96%	$179	27.63%	18.45%	3.46%	$179	27.63%	18.45%	3.46%
October 31, 2010	$122	34.01%	26.20%	3.96%	$186	34.01%	22.55%	3.46%	$186	34.01%	22.55%	3.46%
October 31, 2011	$127	40.71%	31.20%	3.96%	$192	40.71%	26.79%	3.46%	$192	40.71%	26.79%	3.46%
October 31, 2012	$132	47.75%	36.40%	3.96%	$199	47.75%	31.18%	3.46%	$199	47.75%	31.18%	3.46%
October 31, 2013	$137	55.13%	41.80%	3.96%	$139	55.13%	36.37%	3.96%	$206	55.13%	35.72%	3.46%
October 31, 2014	$142	62.89%	47.41%	3.96%	$145	62.89%	41.77%	3.96%	$213	62.89%	40.41%	3.46%

ONE GROUP EQUITY INDEX FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMUL- ATIVE RETURN	NET CUMUL- ATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$577	5.00%	4.46%	4.46%	$137	5.00%	3.65%	3.65%	$137	5.00%	3.65%	3.65%
October 31, 2006	$52	10.25%	9.15%	4.49%	$142	10.25%	7.43%	3.65%	$142	10.25%	7.43%	3.65%
October 31, 2007	$54	15.76%	14.05%	4.49%	$156	15.76%	11.27%	3.57%	$156	15.76%	11.27%	3.57%
October 31, 2008	$56	21.55%	19.17%	4.49%	$162	21.55%	15.24%	3.57%	$162	21.55%	15.24%	3.57%
October 31, 2009	$59	27.63%	24.53%	4.49%	$168	27.63%	19.35%	3.57%	$168	27.63%	19.35%	3.57%
October 31, 2010	$62	34.01%	30.12%	4.49%	$174	34.01%	23.62%	3.57%	$174	34.01%	23.62%	3.57%
October 31, 2011	$64	40.71%	35.96%	4.49%	$180	40.71%	28.03%	3.57%	$180	40.71%	28.03%	3.57%
October 31, 2012	$67	47.75%	42.06%	4.49%	$186	47.75%	32.60%	3.57%	$186	47.75%	32.60%	3.57%
October 31, 2013	$70	55.13%	48.44%	4.49%	$69	55.13%	38.55%	4.49%	$193	55.13%	37.33%	3.57%
October 31, 2014	$73	62.89%	55.11%	4.49%	$72	62.89%	44.77%	4.49%	$200	62.89%	42.24%	3.57%

[1]	Class B shares automatically convert to Class A shares after eight years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-120-4

One Group® Mutual Funds

Supplement dated February 7, 2005 to

One Group Mutual Funds Equity Fund Prospectus – Class I

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Annual and Cumulative Expense Examples.”

Annual and Cumulative Expense Examples: The following table replaces the table on Page 149 of the Prospectus:

		NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
One Group Large Cap Value Fund	I	0.80%	0.80%	0.80%
One Group Equity Income Fund	I	0.86%	0.86%	0.86%
One Group Diversified Equity Fund	I	0.79%	0.79%	0.79%
One Group Equity Index Fund	I	0.26%	0.26%	0.26%

The following four tables replace the Reduced Rate Funds tables on pages 150 through 151 of the Prospectus:

Reduced Rate Funds

ONE GROUP LARGE CAP VALUE FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$82	5.00%	4.20%	4.20%
October 31, 2006	$85	10.25%	8.58%	4.20%
October 31, 2007	$89	15.76%	13.14%	4.20%
October 31, 2008	$92	21.55%	17.89%	4.20%
October 31, 2009	$96	27.63%	22.84%	4.20%
October 31, 2010	$100	34.01%	28.00%	4.20%
October 31, 2011	$105	40.71%	33.37%	4.20%
October 31, 2012	$109	47.75%	38.98%	4.20%
October 31, 2013	$114	55.13%	44.81%	4.20%
October 31, 2014	$118	62.89%	50.90%	4.20%

ONE GROUP EQUITY INCOME FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$88	5.00%	4.14%	4.14%
October 31, 2006	$91	10.25%	8.45%	4.14%
October 31, 2007	$95	15.76%	12.94%	4.14%
October 31, 2008	$99	21.55%	17.62%	4.14%
October 31, 2009	$103	27.63%	22.49%	4.14%
October 31, 2010	$108	34.01%	27.56%	4.14%
October 31, 2011	$112	40.71%	32.84%	4.14%
October 31, 2012	$117	47.75%	38.34%	4.14%
October 31, 2013	$121	55.13%	44.06%	4.14%
October 31, 2014	$126	62.89%	50.03%	4.14%

ONE GROUP DIVERSIFIED EQUITY FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$81	5.00%	4.21%	4.21%
October 31, 2006	$84	10.25%	8.60%	4.21%
October 31, 2007	$88	15.76%	13.17%	4.21%
October 31, 2008	$91	21.55%	17.93%	4.21%
October 31, 2009	$95	27.63%	22.90%	4.21%
October 31, 2010	$99	34.01%	28.07%	4.21%
October 31, 2011	$103	40.71%	33.46%	4.21%
October 31, 2012	$108	47.75%	39.08%	4.21%
October 31, 2013	$112	55.13%	44.94%	4.21%
October 31, 2014	$117	62.89%	51.04%	4.21%

ONE GROUP EQUITY INDEX FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$27	5.00%	4.74%	4.74%
October 31, 2006	$28	10.25%	9.70%	4.74%
October 31, 2007	$29	15.76%	14.90%	4.74%
October 31, 2008	$31	21.55%	20.35%	4.74%
October 31, 2009	$32	27.63%	26.06%	4.74%
October 31, 2010	$34	34.01%	32.03%	4.74%
October 31, 2011	$35	40.71%	38.29%	4.74%
October 31, 2012	$37	47.75%	44.84%	4.74%
October 31, 2013	$39	55.13%	51.71%	4.74%
October 31, 2014	$40	62.89%	58.90%	4.74%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-I-120-4